Allianz Life Insurance Company of North America
Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

January 8, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:  Allianz Life Insurance Company of North America
     Allianz Life Variable Account B
     File Nos. 333-145866 and 811-05618

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to add three enhanced/new benefits with a new charge. Please note that this Registration Statement includes two redlined prospectuses. The first prospectus includes information on existing benefits and the second prospectus includes information on new benefits. The first prospectus will be used in states that have not yet approved the new benefits and the second prospectus will be used in the states that have approved the new benefits.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

All additional required exhibits and financial statements will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone:
(763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America


By:    /s/ Stewart Gregg
       ---------------------------------
          Stewart D. Gregg